Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total	$ 975,277	$ 976,016	$ 949,234
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	427,496	434,552	425,009
Undrawn commitments	96,821	96,803	92,303
Other exposures	104,133	107,021	105,232
Total	628,450	638,376	622,544
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	297,092	289,269	278,605
Undrawn commitments	49,735	48,371	48,085
Total	346,827	337,640	326,690
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	804,363
AIRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	364,762
Undrawn commitments	92,883
Other exposures	93,538
Total	551,183
AIRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	203,445
Undrawn commitments	49,735
Total	253,180
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	170,914
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	62,734
Undrawn commitments	3,938
Other exposures	10,595
Total	77,267
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	93,647
Total	$ 93,647	$ 94,000	$ 87,000